Derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying amount of the hedging instrument, Asset
Nominal Amount	$ 965,673	$ 1,325,776
Carrying amount of the hedging instrument, Asset	11,157	2,688
Carrying amount of the hedging instrument, Liability	(14,675)	(34,043)
Fair value hedges
Carrying amount of the hedging instrument, Asset
Carrying amount of the hedging instrument, Asset	10,532	1,242
Carrying amount of the hedging instrument, Liability	(9,332)	(22,128)
Fair value hedges | Interest rate risk
Carrying amount of the hedging instrument, Asset
Nominal Amount	398,333	433,500
Carrying amount of the hedging instrument, Asset	407	108
Carrying amount of the hedging instrument, Liability	(805)	(6,134)
Fair value hedges | Interest rate and foreign exchange risk
Carrying amount of the hedging instrument, Asset
Nominal Amount	346,844	226,757
Carrying amount of the hedging instrument, Asset	10,125	1,134
Carrying amount of the hedging instrument, Liability	(8,527)	(15,994)
Cash flow hedges
Carrying amount of the hedging instrument, Asset
Carrying amount of the hedging instrument, Asset	625	1,446
Carrying amount of the hedging instrument, Liability	(5,320)	(11,837)
Cash flow hedges | Interest rate risk
Carrying amount of the hedging instrument, Asset
Nominal Amount	123,000	460,000
Carrying amount of the hedging instrument, Asset	0	513
Carrying amount of the hedging instrument, Liability	(1,098)	(3,276)
Cash flow hedges | Interest rate and foreign exchange risk
Carrying amount of the hedging instrument, Asset
Nominal Amount	23,025	23,025
Carrying amount of the hedging instrument, Asset	0	0
Carrying amount of the hedging instrument, Liability	(1,670)	(1,384)
Cash flow hedges | Foreign exchange risk
Carrying amount of the hedging instrument, Asset
Nominal Amount	72,391	176,311
Carrying amount of the hedging instrument, Asset	625	933
Carrying amount of the hedging instrument, Liability	(2,552)	(7,177)
Net investment hedges | Foreign exchange risk
Carrying amount of the hedging instrument, Asset
Nominal Amount	2,080	6,183
Carrying amount of the hedging instrument, Asset	0	0
Carrying amount of the hedging instrument, Liability	$ (23)	$ (78)